UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-21311

Registrant Name:	PIMCO High Income Fund

Address of Principal Executive Offices:	1633 Broadway
New York, NY 10019

Name and Address of Agent for Service:	William G. Galipeau
650 Newport Center Drive
Newport Beach, CA 92660

Registrant’s telephone number, including area code:	(844) 337-4626

Date of Fiscal Year End:	July 31

Date of Reporting Period:	April 30, 2017

Item 1. Schedule of Investments

Schedule of Investments

PIMCO High Income Fund

April 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 126.6%
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.7%
Air Methods Corp.
TBD% due 04/05/2024		$100	$100
CityCenter Holdings LLC
TBD% due 04/18/2024		100	100
Forbes Energy Services LLC
6.155% - 7.000% due 04/13/2021		801	714
Gartner, Inc.
2.993% due 04/05/2024		26	26
iHeartCommunications, Inc.
7.743% due 01/30/2019		10,450	8,974
Misys Europe S.A.
TBD% due 04/27/2025		100	99
Sequa Corp.
TBD% due 11/26/2021		330	334
TBD% due 04/13/2022		140	142
UPC Financing Partnership
3.744% due 04/15/2025		300	302
Vistra Operations Co. LLC
4.244% - 4.283% due 12/14/2023		898	902
Westmoreland Coal Co.
7.647% due 12/16/2020		3,184	2,937

Total Loan Participations and Assignments (Cost $15,433)			14,630

CORPORATE BONDS & NOTES 67.5%
BANKING & FINANCE 36.4%
AGFC Capital Trust
2.908% due 01/15/2067		27,410	14,938
Ally Financial, Inc.
8.000% due 11/01/2031		2,670	3,191
8.000% due 11/01/2031 (j)		2,762	3,301
ASP AMC Merger Sub, Inc.
8.000% due 05/15/2025		163	162
Atlantic Marine Corps Communities LLC
5.383% due 02/15/2048		4,579	4,401
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 (g)	EUR	3,000	3,387
Banco do Brasil S.A.
6.250% due 04/15/2024 (g)		$7,350	6,477
9.000% due 06/18/2024 (g)		9,239	9,784
Banco Espirito Santo S.A.
2.625% due 05/08/2017 ^	EUR	1,900	600
4.000% due 01/21/2019 ^		5,800	1,832
4.750% due 01/15/2018 ^		6,400	2,022
Banco Santander S.A.
6.250% due 09/11/2021 (g)		2,300	2,566
Barclays PLC
6.500% due 09/15/2019 (g)		600	683
7.875% due 09/15/2022 (g)	GBP	7,210	9,963
8.000% due 12/15/2020 (g)	EUR	7,340	8,850
BNP Paribas S.A.
7.375% due 08/19/2025 (g)		$4,000	4,260
Cantor Fitzgerald LP
6.500% due 06/17/2022 (j)		13,100	14,481
CBL & Associates LP
5.950% due 12/15/2026 (j)		3,200	3,148
Co-operative Group Holdings Ltd.
7.500% due 07/08/2026	GBP	3,000	4,641
Cooperatieve Rabobank UA
6.625% due 06/29/2021 (g)	EUR	1,600	1,936
Credit Agricole S.A.
7.500% due 06/23/2026 (g)	GBP	400	552
7.875% due 01/23/2024 (g)		$1,700	1,823
7.875% due 01/23/2024 (g)(j)		2,750	2,949
CyrusOne LP
5.000% due 03/15/2024		52	54
5.375% due 03/15/2027		27	28
Doctors Co.
6.500% due 10/15/2023 (j)		10,000	11,110
Flagstar Bancorp, Inc.
6.125% due 07/15/2021 (j)		4,500	4,822
GSPA Monetization Trust
6.422% due 10/09/2029 (j)		6,188	7,030

HSBC Holdings PLC
6.000% due 09/29/2023 (g)	EUR	2,600	3,135
International Lease Finance Corp.
6.980% due 10/15/2018		$18,000	18,659
Jefferies Finance LLC
7.375% due 04/01/2020		1,200	1,233
Jefferies LoanCore LLC
6.875% due 06/01/2020 (j)		17,000	17,298
Lloyds Bank PLC
12.000% due 12/16/2024 (g)(j)		14,950	20,381
Lloyds Banking Group PLC
7.875% due 06/27/2029 (g)	GBP	200	298
Midwest Family Housing LLC
6.631% due 01/01/2051 (j)		$4,891	4,219
MPT Operating Partnership LP
5.250% due 08/01/2026		1,949	2,007
Nationwide Building Society
10.250% due 06/29/2049 (g)	GBP	19	3,596
Navient Corp.
5.625% due 08/01/2033 (j)		$25,371	20,424
Novo Banco S.A.
5.000% due 04/04/2019	EUR	439	408
5.000% due 04/23/2019		745	692
5.000% due 05/14/2019		792	736
5.000% due 05/21/2019		387	359
5.000% due 05/23/2019		384	357
PHH Corp.
6.375% due 08/15/2021 (j)		$3,350	3,392
7.375% due 09/01/2019 (j)		1,990	2,149
Provident Funding Associates LP
6.750% due 06/15/2021		1,300	1,339
Rio Oil Finance Trust
9.250% due 07/06/2024		25,304	26,094
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (g)(j)		7,040	7,308
8.000% due 08/10/2025 (g)(j)		7,660	7,966
8.625% due 08/15/2021 (g)		2,500	2,705
Santander UK Group Holdings PLC
7.375% due 06/24/2022 (g)	GBP	6,363	8,795
Spirit Realty LP
4.450% due 09/15/2026 (j)		$2,300	2,284
Tempo Acquisition LLC
6.750% due 06/01/2025 (c)		43	44
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	4,414	5,899
6.052% due 10/13/2039		4,629	6,640
TIG FinCo PLC
8.500% due 03/02/2020		987	1,314
8.750% due 04/02/2020		14,684	18,627

			317,349

INDUSTRIALS 26.6%
BMC Software Finance, Inc.
8.125% due 07/15/2021		$2,827	2,889
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (d)(j)		8,132	8,157
BWAY Holding Co.
5.500% due 04/15/2024		44	45
Caesars Entertainment Operating Co., Inc.
9.000% due 02/15/2020 ^		18,786	23,036
11.250% due 06/01/2017 ^		10,528	12,581
Cedar Fair LP
5.375% due 04/15/2027		44	46
Charter Communications Operating LLC
5.375% due 05/01/2047		95	98
Chesapeake Energy Corp.
4.408% due 04/15/2019		120	120
Chobani LLC
7.500% due 04/15/2025		29	30
CommScope Technologies LLC
5.000% due 03/15/2027		4	4
Community Health Systems, Inc.
6.250% due 03/31/2023		233	238
CSN Resources S.A.
6.500% due 07/21/2020		770	626
Cumberland Farms, Inc.
6.750% due 05/01/2025		10	10
Diamond Resorts International, Inc.
10.750% due 09/01/2024 (j)		3,800	4,049
DriveTime Automotive Group, Inc.
8.000% due 06/01/2021 (j)		11,130	11,186
Dynegy, Inc.
8.034% due 02/02/2024		4,522	4,172
Eagle Holding Co. LLC
7.625% due 05/15/2022 (c)(d)		60	61

EI Group PLC
6.000% due 10/06/2023	GBP	500	696
6.875% due 05/09/2025		6,600	9,303
EW Scripps Co.
5.125% due 05/15/2025		$34	35
Ferroglobe PLC
9.375% due 03/01/2022		3,000	3,143
Ford Motor Co.
7.700% due 05/15/2097 (j)		16,610	20,318
Fresh Market, Inc.
9.750% due 05/01/2023 (j)		9,300	7,754
General Shopping Finance Ltd.
10.000% due 05/29/2017 (g)(j)		5,300	4,214
General Shopping Investments Ltd.
12.000% due 03/20/2022 ^(g)		2,500	1,075
Hampton Roads PPV LLC
6.621% due 06/15/2053		20,354	18,513
HCA, Inc.
7.500% due 11/15/2095		3,462	3,427
Hexion, Inc.
10.375% due 02/01/2022		63	65
13.750% due 02/01/2022		63	62
iHeartCommunications, Inc.
9.000% due 09/15/2022		6,800	5,159
Intelsat Luxembourg S.A.
7.750% due 06/01/2021		5,615	3,278
8.125% due 06/01/2023		15,504	8,915
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019		11,650	11,184
Kinder Morgan Energy Partners LP
6.950% due 01/15/2038 (j)		1,000	1,179
Mallinckrodt International Finance S.A.
4.750% due 04/15/2023		400	343
Murphy Oil USA, Inc.
5.625% due 05/01/2027		27	28
N&W Global Vending SpA
7.000% due 10/15/2023	EUR	150	172
New Albertson’s, Inc.
6.570% due 02/23/2028		$4,021	3,036
Prime Security Services Borrower LLC
9.250% due 05/15/2023 (j)		1,450	1,588
Russian Railways via RZD Capital PLC
7.487% due 03/25/2031	GBP	18,100	28,806
Safeway, Inc.
7.250% due 02/01/2031		$5,348	5,201
Spanish Broadcasting System, Inc.
12.500% due 04/15/2017		4,220	4,315
Sugarhouse HSP Gaming Prop Mezz LP
5.875% due 05/15/2025 (c)		46	46
Symantec Corp.
5.000% due 04/15/2025		65	67
Team Health Holdings, Inc.
6.375% due 02/01/2025		24	23
Transocean, Inc.
9.000% due 07/15/2023		830	889
UCP, Inc.
8.500% due 10/21/2017		10,300	10,238
Ultra Resources, Inc.
7.125% due 04/15/2025		19	19
Unique Pub Finance Co. PLC
5.659% due 06/30/2027	GBP	293	423
Valeant Pharmaceuticals International, Inc.
6.500% due 03/15/2022		$127	130
7.000% due 03/15/2024		246	252
Westmoreland Coal Co.
8.750% due 01/01/2022		10,638	9,893

			231,137

UTILITIES 4.5%
CenturyLink, Inc.
7.200% due 12/01/2025		1,122	1,116
Frontier Communications Corp.
11.000% due 09/15/2025		840	814
Mountain States Telephone & Telegraph Co.
7.375% due 05/01/2030		15,200	16,207
NRG REMA LLC
9.237% due 07/02/2017		78	65
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		4,576	2,780
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023 (h)		4,907	2,002
6.750% due 10/01/2023 (h)		10,650	4,234
Petrobras Global Finance BV
6.250% due 12/14/2026	GBP	8,600	11,554
6.625% due 01/16/2034		200	254
7.375% due 01/17/2027		$320	344

			39,370

Total Corporate Bonds & Notes (Cost $558,682)			587,856

CONVERTIBLE BONDS & NOTES 0.7%
INDUSTRIALS 0.7%
DISH Network Corp.
3.375% due 08/15/2026	5,100	6,267

Total Convertible Bonds & Notes (Cost $5,100)		6,267

MUNICIPAL BONDS & NOTES 8.7%
CALIFORNIA 2.4%
Anaheim Redevelopment Agency, California Tax Allocation Bonds, (AGM Insured), Series 2007
6.506% due 02/01/2031	2,000	2,305
Sacramento County, California Revenue Bonds, Series 2013
7.250% due 08/01/2025	1,500	1,761
San Diego Redevelopment Agency, California Tax Allocation Bonds, Series 2010
7.625% due 09/01/2030	7,500	8,952
7.750% due 09/01/2040	6,500	7,784
San Diego Tobacco Settlement Funding Corp., California Revenue Bonds, Series 2006
7.125% due 06/01/2032	275	324

		21,126

DISTRICT OF COLUMBIA 1.2%
District of Columbia Revenue Bonds, Series 2011
7.625% due 10/01/2035	9,740	10,374

ILLINOIS 2.3%
Chicago, Illinois General Obligation Bonds, (BABs), Series 2010
6.257% due 01/01/2040	11,000	9,844
7.517% due 01/01/2040	9,805	9,993

		19,837

NEW YORK 0.2%
Erie Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2005
6.000% due 06/01/2028	1,960	1,960

TEXAS 1.0%
El Paso Downtown Development Corp., Texas Revenue Bonds, Series 2013
7.250% due 08/15/2043	7,535	8,661

VIRGINIA 0.1%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007
6.706% due 06/01/2046	1,375	1,166

WEST VIRGINIA 1.5%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (f)	66,200	3,379
7.467% due 06/01/2047	10,080	9,748

		13,127

Total Municipal Bonds & Notes (Cost $71,219)		76,251

U.S. GOVERNMENT AGENCIES 2.9%
Fannie Mae
3.500% due 09/25/2027 (a)	558	64
5.679% due 10/25/2017 - 01/25/2018 (a)	10,372	48
8.019% due 10/25/2041	608	713
10.000% due 01/25/2034	219	254
12.038% due 05/25/2043	761	781
Freddie Mac
0.000% due 04/25/2046 (b)(f)	7,882	6,318
0.100% due 04/25/2046 (a)	17,077	42
4.000% due 08/15/2020 (a)	428	19
4.500% due 10/15/2037 (a)	1,037	102
5.000% due 06/15/2033 (a)	1,856	268
5.106% due 07/15/2035 (a)	1,417	166
5.206% due 02/15/2042 (a)	2,493	331
6.146% due 08/15/2036 (a)	846	189
7.923% due 11/25/2055	14,285	8,047
9.379% due 12/15/2043	353	380
10.191% due 10/25/2027	4,340	5,483
11.011% due 05/15/2033	63	77
Ginnie Mae
3.500% due 06/20/2042 - 03/20/2043 (a)	3,661	497

4.500% due 07/20/2042 (a)		298	50
5.000% due 09/20/2042 (a)		524	99
5.257% due 02/20/2042 (a)		11,548	1,013

Total U.S. Government Agencies (Cost $30,480)			24,941

NON-AGENCY MORTGAGE-BACKED SECURITIES 18.8%
Adjustable Rate Mortgage Trust
1.331% due 05/25/2036		4,731	2,522
Banc of America Alternative Loan Trust
4.609% due 06/25/2046 ^(a)		8,086	1,100
Banc of America Funding Trust
6.000% due 07/25/2037 ^		625	487
6.250% due 10/26/2036		10,699	8,255
Banc of America Mortgage Trust
3.440% due 02/25/2036 ^		24	22
BCAP LLC Trust
5.075% due 03/26/2037		2,036	628
6.000% due 05/26/2037		7,027	4,688
7.202% due 10/26/2036		7,395	6,647
7.613% due 09/26/2036		6,973	6,624
12.905% due 06/26/2036		2,736	1,099
Bear Stearns Adjustable Rate Mortgage Trust
3.621% due 11/25/2034		72	65
Bellemeade Re Ltd.
7.291% due 07/25/2025		1,250	1,299
Chase Mortgage Finance Trust
3.175% due 09/25/2036 ^		150	135
3.196% due 12/25/2035 ^		28	27
5.500% due 05/25/2036 ^		7	6
Citigroup Mortgage Loan Trust, Inc.
1.332% due 07/25/2036		2	2
3.202% due 07/25/2037 ^		182	167
3.293% due 08/25/2037 ^		859	721
3.747% due 11/25/2035		16,605	9,402
6.500% due 09/25/2036		4,878	3,739
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.398% due 12/11/2049		5,909	4,337
Commercial Mortgage Loan Trust
6.310% due 12/10/2049		2,051	1,312
Commercial Mortgage Trust
5.781% due 06/10/2046		4,506	3,863
Countrywide Alternative Loan Trust
1.241% due 12/25/2046		3,179	2,092
3.193% due 07/25/2046 ^		239	230
3.532% due 02/25/2037 ^		364	331
4.009% due 04/25/2035 (a)		5,379	598
4.739% due 07/25/2021 ^		308	290
5.500% due 03/25/2036 ^		347	275
6.000% due 02/25/2037 ^		6,931	4,735
6.250% due 12/25/2036 ^		3,702	2,685
6.500% due 06/25/2036 ^		1,094	853
Countrywide Home Loan Mortgage Pass-Through Trust
3.038% due 09/20/2036 ^		643	515
3.148% due 09/25/2047 ^		71	66
4.359% due 12/25/2036 (a)		4,020	717
Credit Suisse Commercial Mortgage Trust
5.850% due 02/15/2039		1,000	1,007
5.869% due 09/15/2040		8,008	7,702
5.870% due 09/15/2040		4,800	4,757
Credit Suisse First Boston Mortgage Securities Corp.
6.000% due 01/25/2036		2,287	2,034
Epic Drummond Ltd.
0.499% due 01/25/2022	EUR	215	230
Grifonas Finance PLC
0.042% due 08/28/2039		5,422	4,694
HarborView Mortgage Loan Trust
3.224% due 08/19/2036 ^		$485	364
3.381% due 08/19/2036 ^		34	31
IM Pastor Fondo de Titluzacion Hipotecaria
0.000% due 03/22/2043	EUR	7,362	6,463
JPMorgan Alternative Loan Trust
3.073% due 03/25/2037 ^		$8,225	7,349
JPMorgan Chase Commercial Mortgage Securities Trust
5.623% due 05/12/2045		2,288	1,971
JPMorgan Mortgage Trust
2.769% due 07/27/2037		5,922	1,497
5.629% due 01/25/2037 ^(a)		22,274	5,870
LB-UBS Commercial Mortgage Trust
5.407% due 11/15/2038		1,408	1,087
5.562% due 02/15/2040		2,076	1,551
Lehman XS Trust
1.211% due 06/25/2047		4,536	3,743
Morgan Stanley Capital Trust
6.126% due 06/11/2049		3,500	3,337

Nomura Asset Acceptance Corp. Alternative Loan Trust
3.588% due 04/25/2036 ^		7,215	5,206
Nomura Resecuritization Trust
4.914% due 07/26/2035		4,576	2,742
RBSSP Resecuritization Trust
8.620% due 06/26/2037		4,920	3,781
Residential Asset Securitization Trust
6.250% due 10/25/2036 ^		657	587
6.250% due 09/25/2037 ^		5,511	3,946
6.500% due 08/25/2036 ^		935	589
Structured Adjustable Rate Mortgage Loan Trust
3.297% due 01/25/2036 ^		224	169
3.496% due 04/25/2047		834	650
Structured Asset Mortgage Investments Trust
1.181% due 07/25/2046 ^		14,249	11,269
WaMu Mortgage Pass-Through Certificates Trust
2.683% due 05/25/2037 ^		184	149
Washington Mutual Mortgage Pass-Through Certificates Trust
5.689% due 04/25/2037 (a)		14,145	3,833
6.500% due 03/25/2036 ^		8,468	6,712

Total Non-Agency Mortgage-Backed Securities (Cost $155,268)			163,854

ASSET-BACKED SECURITIES 15.5%
ACE Securities Corp. Home Equity Loan Trust
1.131% due 07/25/2036		5,020	3,422
Airspeed Ltd.
1.264% due 06/15/2032		4,789	3,981
Apidos CLO
0.000% due 07/22/2026		3,000	1,679
Argent Securities Trust
1.181% due 03/25/2036		6,365	3,424
CIFC Funding Ltd.
0.000% due 05/24/2026 (f)		4,000	2,796
0.000% due 07/22/2026		3,000	1,788
Citigroup Mortgage Loan Trust, Inc.
1.091% due 12/25/2036		11,454	7,425
1.151% due 12/25/2036		6,679	4,120
Cork Street CLO Designated Activity Co.
0.000% due 11/27/2028 (f)	EUR	2,667	2,516
3.600% due 11/27/2028		1,197	1,306
4.500% due 11/27/2028		1,047	1,144
6.200% due 11/27/2028		1,296	1,420
Countrywide Asset-Backed Certificates Trust
1.261% due 09/25/2046		$15,000	6,874
Duke Funding Ltd.
1.674% due 08/07/2033		19,324	7,672
Glacier Funding CDO Ltd.
1.304% due 08/04/2035		7,710	2,144
GLG Euro CLO
0.000% due 04/15/2028	EUR	4,150	3,704
Grosvenor Place CLO BV
0.000% due 04/30/2029		1,000	873
Halcyon Loan Advisors European Funding BV
0.000% due 01/15/2027 (f)		1,100	1,071
Long Beach Mortgage Loan Trust
1.181% due 02/25/2036		$1,673	1,143
Merrill Lynch Mortgage Investors Trust
1.151% due 04/25/2037		993	557
5.953% due 03/25/2037		4,087	1,357
Morgan Stanley Mortgage Loan Trust
2.669% due 11/25/2036 ^		905	434
5.965% due 09/25/2046 ^		8,391	4,512
NovaStar Mortgage Funding Trust
1.151% due 10/25/2036		36,908	21,871
People’s Financial Realty Mortgage Securities Trust
1.151% due 09/25/2036		22,878	7,248
Putnam Structured Product CDO Ltd.
9.092% due 02/25/2037		173	174
Renaissance Home Equity Loan Trust
5.812% due 11/25/2036		9,544	5,821
6.998% due 09/25/2037 ^		8,188	4,879
7.238% due 09/25/2037 ^		6,905	4,113
Sherwood Funding CDO Ltd.
1.346% due 11/06/2039		34,242	9,023
South Coast Funding Ltd.
1.634% due 08/10/2038		27,239	5,516
Taberna Preferred Funding Ltd.
1.414% due 08/05/2036		710	511
1.414% due 08/05/2036 ^		13,898	10,007
Trainer Wortham First Republic CBO Ltd.
2.234% due 11/06/2038		321	319

Washington Mutual Asset-Backed Certificates Trust
1.141% due 05/25/2036		283	211

Total Asset-Backed Securities (Cost $141,735)			135,055

SOVEREIGN ISSUES 1.8%
Argentine Government International Bond
7.820% due 12/31/2033	EUR	7,930	9,329
Autonomous Community of Catalonia
4.900% due 09/15/2021		2,350	2,715
Republic of Greece Government International Bond
3.000% due 02/24/2023 - 02/24/2042		500	410
3.800% due 08/08/2017	JPY	4,000	35
4.750% due 04/17/2019	EUR	3,000	3,183

Total Sovereign Issues (Cost $14,490)			15,672

	SHARES
COMMON STOCKS 0.4%
FINANCIALS 0.2%
TIG FinCo PLC (h)		969,871	1,256

INDUSTRIALS 0.2%
Forbes Energy Services Ltd.		66,131	2,050

UTILITIES 0.0%
Warren Resources, Inc.		23,043	34

Total Common Stocks (Cost $5,042)			3,340

WARRANTS 0.0%
INDUSTRIALS 0.0%
Sequa Corp. - Exp. 04/24/2028		1,795,000	0

UTILITIES 0.0%
Dynegy, Inc. - Exp. 02/02/2024		180,396	67

Total Warrants (Cost $474)			67

PREFERRED SECURITIES 4.1%
BANKING & FINANCE 0.3%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (g)		2,190	2,694

INDUSTRIALS 3.8%
Sequa Corp.
9.000%		33,284	33,284

Total Preferred Securities (Cost $35,863)		35,978

SHORT-TERM INSTRUMENTS 4.5%
REPURCHASE AGREEMENTS (i) 3.4%		29,575

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 1.1%
0.670% due 05/04/2017 - 05/25/2017 (e)(f)(l)(n)	$9,204	9,200

Total Short-Term Instruments (Cost $38,775)		38,775

Total Investments in Securities (Cost $1,072,561)		1,102,686

Total Investments 126.6% (Cost $1,072,561)		$1,102,686
Financial Derivative Instruments (k)(m) (0.4)% (Cost or Premiums, net $640)		(3,171)
Preferred Shares (11.7)%		(101,975)
Other Assets and Liabilities, net (14.5)%		(126,510)

Net Assets Applicable to Common Shareholders 100.0%		$871,030

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Principal only security.

(c)	When-issued security.

(d)	Payment in-kind security.

(e)	Coupon represents a weighted average yield to maturity.

(f)	Zero coupon security.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(h)	Restricted Securities:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Odebrecht Offshore Drilling Finance Ltd.6.625% due 10/01/2023	02/24/2015 - 06/25/2015	$3,886	$2,002	0.23%
Odebrecht Offshore Drilling Finance Ltd.6.750% due 10/01/2023	02/23/2015 - 06/25/2015	8,661	4,234	0.49
TIG FinCo PLC	04/02/2015 - 02/24/2017	1,405	1,256	0.14

		$13,952	$7,492	0.86%

Borrowings and Other Financing Transactions

(i)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BPG	1.010%	04/28/2017	05/01/2017	$29,400	U.S. Treasury Floating Rate Notes 0.996% due 07/31/2018	$(30,006)	$29,400	$29,402
SSB	0.050	04/28/2017	05/01/2017	175	U.S. Treasury Notes 1.625% due 12/31/2019 (2)	(182)	175	175

Total Repurchase Agreements						$(30,188)	$29,575	$29,577

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Settlement Date	Maturity Date		Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BCY	0.250%	03/17/2017	TBD	(4)	$(3,783)	$(3,784)
BPS	1.790	02/15/2017	05/16/2017		(3,366)	(3,379)
	1.850	04/06/2017	05/09/2017		(10,949)	(10,963)
	1.860	03/02/2017	06/02/2017		(239)	(240)
DEU	2.100	03/16/2017	06/16/2017		(3,041)	(3,049)
MSC	1.650	02/28/2017	05/18/2017		(10,733)	(10,763)
	1.650	04/20/2017	05/18/2017		(6,217)	(6,220)
RBC	1.940	12/07/2016	06/07/2017		(8,909)	(8,979)
	1.940	04/20/2017	06/07/2017		(1,381)	(1,382)
	1.970	12/15/2016	06/12/2017		(2,508)	(2,527)
	2.020	12/15/2016	06/12/2017		(3,109)	(3,133)
	2.020	01/09/2017	07/10/2017		(4,508)	(4,536)
	2.050	02/06/2017	08/07/2017		(12,699)	(12,760)
RDR	1.420	04/12/2017	05/17/2017		(3,017)	(3,019)
	1.570	03/14/2017	06/14/2017		(13,586)	(13,614)
RTA	2.044	04/21/2017	10/23/2017		(11,474)	(11,481)
UBS	1.440	02/14/2017	05/15/2017		(1,111)	(1,114)
	1.490	03/02/2017	06/02/2017		(17,556)	(17,600)
	1.500	02/27/2017	05/30/2017		(2,123)	(2,129)
	1.700	02/27/2017	05/30/2017		(3,029)	(3,038)
	1.850	02/28/2017	05/26/2017		(5,604)	(5,622)
	1.890	03/02/2017	06/02/2017		(3,922)	(3,934)
	1.920	03/14/2017	06/14/2017		(18,835)	(18,883)

Total Reverse Repurchase Agreements						$(152,149)

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.
(3)	The average amount of borrowings outstanding during the period ended April 30, 2017 was $(186,383) at a weighted average interest rate of 1.567%.
(4)	Open maturity reverse repurchase agreement.

(j)	Securities with an aggregate market value of $174,892 have been pledged as collateral under the terms of master agreements as of April 30, 2017.

(k)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

								Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at April 30, 2017 (2)	Notional Amount (3)		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Banco Espirito Santo S.A.	5.000%	09/20/2020	13.077%	EUR	5,000	$(965)	$13	$0	$(15)
Banco Espirito Santo S.A.	5.000	12/20/2021	12.016		100	(20)	2	1	0

						$(985)	$15	$1	$(15)

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month USD-LIBOR	1.550%	01/20/2022	$660,000	$(8,394)	$(8,394)	$108	$0
Receive (4)	3-Month USD-LIBOR	1.500	06/21/2027	124,100	8,832	(1,780)	0	(112)
Pay	3-Month USD-LIBOR	3.500	06/19/2044	617,800	126,647	(57,422)	1,672	0
Receive	3-Month USD-LIBOR	2.250	12/21/2046	26,500	1,404	3,810	0	(77)
Receive (4)	3-Month USD-LIBOR	1.750	06/21/2047	840,100	152,108	3,779	0	(2,245)

					$280,597	$(60,007)	$1,780	$(2,434)

Total Swap Agreements					$279,612	$(59,992)	$1,781	$(2,449)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	This instrument has a forward starting effective date.

(l)	Securities with an aggregate market value of $2,056 and cash of $23,462 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of April 30, 2017.

(m)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	05/2017	GBP	234		$300	$0	$(3)
BPS	05/2017		779		970	0	(39)
	05/2017		$66,446	EUR	60,903	0	(103)
	06/2017	EUR	60,903		$66,541	103	0
CBK	05/2017	GBP	193		241	0	(9)
	05/2017		$439	EUR	411	9	0
	06/2017		436		399	0	0
GLM	05/2017	GBP	86,150		$107,123	0	(4,459)
	05/2017		$511	EUR	480	13	0
	05/2017		111,913	GBP	87,357	1,231	0
	06/2017	GBP	87,356		$112,001	0	(1,234)
MSB	05/2017	BRL	692		219	1	0
	05/2017		$216	BRL	692	2	0
SCX	05/2017	EUR	61,794		$66,420	0	(893)

Total Forward Foreign Currency Contracts						$1,359	$(6,740)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at April 30, 2017 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Petrobras Global Finance BV	1.000%	12/20/2024	3.625%		$1,700	$(332)	$52	$0	$(280)
GST	Petrobras Global Finance BV	1.000	12/20/2024	3.625		2,200	(436)	74	0	(362)
HUS	Petrobras Global Finance BV	1.000	12/20/2024	3.625		2,800	(581)	121	0	(460)
JPM	Banco Espirito Santo S.A.	5.000	12/20/2021	12.016	EUR	200	(54)	12	0	(42)

							$(1,403)	$259	$0	$(1,144)

Interest Rate Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Pay	3-Month USD-LIBOR	2.500%	06/01/2022	$1,000,000	$2,043	$1,979	$4,022	$0

Total Swap Agreements						$640	$2,238	$4,022	$(1,144)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(n)	Securities with an aggregate market value of $7,144 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of April 30, 2017.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 04/30/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$10,979	$3,651	$14,630
Corporate Bonds & Notes
Banking & Finance	0	310,319	7,030	317,349
Industrials	0	220,899	10,238	231,137
Utilities	0	39,370	0	39,370
Convertible Bonds & Notes
Industrials	0	6,267	0	6,267
Municipal Bonds & Notes
California	0	21,126	0	21,126
District of Columbia	0	10,374	0	10,374
Illinois	0	19,837	0	19,837
New York	0	1,960	0	1,960
Texas	0	8,661	0	8,661
Virginia	0	1,166	0	1,166
West Virginia	0	13,127	0	13,127
U.S. Government Agencies	0	16,894	8,047	24,941
Non-Agency Mortgage-Backed Securities	0	163,854	0	163,854
Asset-Backed Securities	0	135,055	0	135,055
Sovereign Issues	0	15,672	0	15,672
Common Stocks
Financials	0	0	1,256	1,256
Industrials	0	0	2,050	2,050
Utilities	0	0	34	34
Warrants
Utilities	0	67	0	67
Preferred Securities
Banking & Finance	0	2,694	0	2,694
Industrials	33,284	0	0	33,284
Short-Term Instruments
Repurchase Agreements	0	29,575	0	29,575
U.S. Treasury Bills	0	9,200	0	9,200

Total Investments	$33,284	$1,037,096	$32,306	$1,102,686

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	1,781	0	1,781
Over the counter	0	5,381	0	5,381
	$0	$7,162	$0	$7,162

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(2,449)	0	(2,449)

Over the counter	0	(7,884)	0	(7,884)

	$0	$(10,333)	$0	$(10,333)

Total Financial Derivative Instruments	$0	$(3,171)	$0	$(3,171)

Totals	$33,284	$1,033,925	$32,306	$1,099,515

There were no significant transfers among Levels 1 and 2 during the period ended April 30, 2017.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended April 30, 2017:

Category and Subcategory	Beginning Balance at 07/31/2016	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 04/30/2017	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 04/30/2017 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$0	$3,266	$(16)	$76	$3	$322	$0	$0	$3,651	$322
Corporate Bonds & Notes
Banking & Finance	9,195	0	(2,095)	3	265	(338)	0	0	7,030	(52)
Industrials	10,253	0	0	10	0	(25)	0	0	10,238	(25)
U.S. Government Agencies	7,716	0	(98)	78	40	311	0	0	8,047	305
Non-Agency Mortgage-Backed Securities	1,235	0	0	0	0	64	0	(1,299)	0	0
Common Stocks
Financials	527	175	0	0	0	554	0	0	1,256	554
Industrials	0	2,028	0	0	0	22	0	0	2,050	22
Utilities	0	1,610	0	0	0	(1,576)	0	0	34	(1,576)

Totals	$28,926	$7,079	$(2,209)	$167	$308	$(666)	$0	$(1,299)	$32,306	$(450)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 04/30/2017	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$2,937	Third Party Vendor	Broker Quote	92.250
	714	Proxy Pricing	Base Price	89,190
Corporate Bonds & Notes
Banking & Finance	7,030	Proxy Pricing	Base Price	114.000
Industrials	10,238	Proxy Pricing	Base Price	99.500
U.S. Government Agencies	8,047	Proxy Pricing	Base Price	56.313
Common Stocks
Financials	1,256	Other Valuation Techniques (2)	—	—
Industrials	2,050	Other Valuation Techniques (2)	—	—
Utilities	34	Other Valuation Techniques (2)	—	—

Total	$32,306

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at April 30, 2017 may be due to an investment no longer held or categorized as Level 3 at period end.
(2)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund’s shares is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to that Fund, by the total number of shares outstanding of that Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its respective NAV is calculated if the Fund closes earlier, or as permitted by the U.S. Securities and Exchange Commission (the “SEC”).

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. The Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Manager. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments valued (denominated) in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates (currency spot and forward rates) obtained from Pricing Services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or based on market-based prices provided by Pricing Services (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Short-term debt instruments having a remaining maturity of 60 days or less are categorized as Level 3 of the fair value hierarchy.

The validity of the fair value is reviewed by the Manager on a periodic basis and may be amended in accordance with the Fund’s valuation procedures.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund’s tax positions for all open tax years. As of April 30, 2017, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Fund files U.S. tax returns. While the statute of limitations remains open to examine the Fund’s U.S. tax returns filed for the fiscal years from 2014-2016, no examinations are in progress or anticipated at this time. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of April 30, 2017, the aggregate cost and the net unrealized appreciation (depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation) (1)
$ 1,072,561	$80,516	$(50,391)	$30,125

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

GLOSSARY: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada
BOA	Bank of America N.A.	GST	Goldman Sachs International	RDR	RBC Capital Markets
BPG	BNP Paribas Securities Corp.	HUS	HSBC Bank USA N.A.	RTA	Bank of New York Mellon Corp.
BPS	BNP Paribas S.A.	JPM	JPMorgan Chase Bank N.A.	SCX	Standard Chartered Bank
CBK	Citibank N.A.	MSB	Morgan Stanley Bank, N.A	SSB	State Street Bank and Trust Co.
DEU	Deutsche Bank Securities, Inc.	MSC	Morgan Stanley & Co., Inc.	UBS	UBS Securities LLC
DUB	Deutsche Bank AG

Currency Abbreviations:
BRL	Brazilian Real	GBP	British Pound	USD (or $)	United States Dollar
EUR	Euro	JPY	Japanese Yen

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal

Other Abbreviations:
BABs	Build America Bonds	CLO	Collateralized Loan Obligation	TBD	To Be Determined
CBO	Collateralized Bond Obligation	LIBOR	London Interbank Offered Rate	TBD%	Interest rate to be determined when loan settles
CDO	Collateralized Debt Obligation	PIK	Payment-in-Kind

Item 2. Controls and Procedures

(a)	The principal executive officer and principal financial & accounting officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial & accounting officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO High Income Fund

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: June 27, 2017

By: /s/ William G. Galipeau
William G. Galipeau
Treasurer (Principal Financial & Accounting Officer)

Date: June 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: June 27, 2017

By: /s/ William G. Galipeau
William G. Galipeau
Treasurer (Principal Financial & Accounting Officer)

Date: June 27, 2017